Commitment and contingent liabilities - Mortgages and pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingent liabilities
Carrying value property, plant and equipment related to mortgages and loans	€ 18,558	€ 22,165	€ 23,560
Total outstanding mortgages and pledges	100,676	100,755	100,978
Pledges On Goodwill	69,300	69,300	69,300
Other fixed assets pledges as security	€ 140	€ 219	€ 442